EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic loss per share
Earning attributable to each class of shares	R$ 5,646,141	R$ 6,338,688	R$ 7,910,061
Earning attributable to each class of shares - Discontinued Operation			3,284,975
Earning for the Year	5,646,141	6,338,688	11,195,036
Diluted loss per share
Earning attributable to each class of shares	5,646,141	6,338,688	7,910,061
Earning attributable to each class of shares - Discontinued Operation			3,284,975
Earning for the Period	R$ 5,646,141	6,338,688	11,195,036
Guaranteed right (per share) of preferred shares	10.00%
Common shares
Basic loss per share
Earning attributable to each class of shares	R$ 4,556,833	5,097,535	6,234,543
Earning attributable to each class of shares - Discontinued Operation			2,589,148
Earning for the Year	R$ 4,556,833	R$ 5,097,535	R$ 8,823,691
Weighted average number of shares	1,288,843,000	1,254,102,000	1,087,050,000
% of shares in relation to the total	82.15%	81.88%	80.37%
Basic earnings per share from continuing operations (R$)	R$ 3.54	R$ 4.06	R$ 5.74
Basic earnings per share of discontinued operation (R$)			2.38
Net basic earnings per share	R$ 3.54	R$ 4.06	R$ 8.12
Diluted loss per share
Earning attributable to each class of shares	R$ 4,479,305	R$ 5,018,390	R$ 6,337,062
Earning attributable to each class of shares - Discontinued Operation			2,631,722
Earning for the Period	R$ 4,479,305	R$ 5,018,390	R$ 8,968,784
Weighted average number of shares in thousand	1,288,843,000	1,254,102,000	1,288,843,000
% of shares in relation to the total	80.85%	80.99%	81.59%
Diluted earnings per share of continuous operation (R$)	R$ 3.48	R$ 4.00	R$ 4.92
Diluted earnings per share of discontinued operation (R$)			2.04
Diluted earnings per share (R$)	3.48	4.00	6.96
Preferred shares
Basic loss per share
Basic earnings per share from continuing operations (R$)	3.89	4.47	6.31
Net basic earnings per share	3.89	4.47	R$ 8.93
Diluted loss per share
Earning attributable to each class of shares			R$ 795
Earning attributable to each class of shares - Discontinued Operation			330
Earning for the Period			R$ 1,125
Diluted earnings per share of continuous operation (R$)	3.82	4.40	R$ 5.40
Diluted earnings per share (R$)	R$ 3.82	R$ 4.40	R$ 7.65
Class "A" preferred shares
Basic loss per share
Earning attributable to each class of shares	R$ 571	R$ 657	R$ 927
Earning attributable to each class of shares - Discontinued Operation			385
Earning for the Year	R$ 571	R$ 657	R$ 1,312
Weighted average number of shares	147,000	147,000	147,000
% of shares in relation to the total	0.01%	0.01%	0.01%
Basic earnings per share from continuing operations (R$)	R$ 3.89	R$ 4.47	R$ 6.31
Basic earnings per share of discontinued operation (R$)			2.62
Net basic earnings per share			R$ 8.93
Diluted loss per share
Earning attributable to each class of shares	R$ 562	R$ 647
Earning for the Period	R$ 562	R$ 647
Weighted average number of shares in thousand	147,000	147,000	147,000
% of shares in relation to the total	0.01%	0.01%	0.01%
Diluted earnings per share of continuous operation (R$)			R$ 5.41
Diluted earnings per share of discontinued operation (R$)			2.25
Diluted earnings per share (R$)	R$ 3.82	R$ 4.40	R$ 7.66
Class "B" preferred shares
Basic loss per share
Earning attributable to each class of shares	R$ 1,088,737	R$ 1,240,496	R$ 1,674,592
Earning attributable to each class of shares - Discontinued Operation			695,442
Earning for the Year	R$ 1,088,737	R$ 1,240,496	R$ 2,370,034
Weighted average number of shares	279,941,000	277,444,000	265,437,000
% of shares in relation to the total	17.84%	18.11%	19.62%
Basic earnings per share from continuing operations (R$)	R$ 3.89	R$ 4.47	R$ 6.31
Basic earnings per share of discontinued operation (R$)			2.62
Net basic earnings per share			R$ 8.93
Diluted loss per share
Potential dilutive common shares included in the calculation of the weighted average number of shares due to dilutive effect	25,069,829
Earning attributable to each class of shares	R$ 1,070,214	R$ 1,221,236	R$ 1,514,074
Earning attributable to each class of shares - Discontinued Operation			628,782
Earning for the Period	R$ 1,070,214	R$ 1,221,236	R$ 2,142,856
Weighted average number of shares in thousand	279,941,000	277,444,000	279,941,000
% of shares in relation to the total	17.56%	17.59%	17.72%
Diluted earnings per share of continuous operation (R$)			R$ 5.41
Diluted earnings per share of discontinued operation (R$)			2.25
Diluted earnings per share (R$)	R$ 3.82	R$ 4.40	R$ 7.65
Converted Preferred B
Diluted loss per share
Earning attributable to each class of shares	R$ 96,059	R$ 98,415	R$ 58,131
Earning attributable to each class of shares - Discontinued Operation			24,142
Earning for the Period	R$ 96,059	R$ 98,415	R$ 82,273
Weighted average number of shares in thousand	25,127,000	22,358,000	10,748,000
% of shares in relation to the total	1.58%	1.41%	0.68%
Diluted earnings per share of continuous operation (R$)			R$ 5.41
Diluted earnings per share of discontinued operation (R$)			2.25
Diluted earnings per share (R$)	R$ 3.82	R$ 4.40	R$ 7.65